Income taxes (Disclosure of reconciliation of the (provision) recovery for income taxes) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (2,628,248)	$ (2,763,134)	$ (9,325,226)
Statutory tax rate	27.00%	27.00%	27.00%
Recovery of income tax taxes based on combined federal and provincial statutory rates	$ (709,000)	$ (746,000)	$ (2,518,000)
Change in statutory, foreign tax, foreign exchange rates and other	15,000	(24,000)	20,000
Permanent differences	347,000	610,000	620,000
Share issue cost	(2,000)	(7,000)	(8,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	12,000	14,000	31,000
Changes in unrecognized deductible differences	337,000	153,000	1,855,000
Total income tax expense (recovery)	$ 0	$ 0	$ 0